Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco Van Kampen Mid Cap Growth Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
James Leach	Portfolio Manager	2011”

Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen Mid Cap Growth Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
James Leach	Portfolio Manager	2011”